UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549
                                   Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
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Check here if Amendment [ ]; Amendment Number:
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This Amendment (Check only one.):     [  ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Palisades Safety and Insurance Association
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Address:       331 Newman Spring Road, Suite 304
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               Red Bank, NJ 077011
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Form 13F File Number:  28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Carl A. Peterson
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Title:  Chief Legal Officer of
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        Plymouth Rock Management Company of New Jersey,
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        attorney-in-fact of Palisades Safety and Insurance Association
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Phone:  732-978-6091
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Signature, Place, and Date of Signing:

/s/ Carl A. Peterson       Red Bank, NJ        05/14/13
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Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number     Name
     28-15030                 SRB Corporation
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     [Repeat as necessary.]